Cover	May 13, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 13, 2024
Entity File Number	001-40064
Entity Registrant Name	Virpax Pharmaceuticals, Inc.
Entity Central Index Key	0001708331
Entity Tax Identification Number	82-1510982
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1055 Westlakes Drive
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Berwyn
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19312
City Area Code	610
Local Phone Number	727-4597
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.00001 per share
Trading Symbol	VRPX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false